Income taxes - Valuation Allowance Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Asset, Valuation Allowance [Roll Forward]
Balance, beginning of year	$ 110,082	$ 103,372
Change in valuation allowance	8,581	6,710
Balance, end of year	$ 118,663	$ 110,082